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__________________________ allison fumai Allison.fumai@dechert.com +212 698 3526 Direct +212 698 3599 Fax

June 30, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	RiverNorth Opportunities Fund, Inc. (the “Fund”)
Investment Company Act File Number 811-22472

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the registration of an indeterminate principal amount of common stock as may be sold from time to time.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience. At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2 and provide the remainder of the information necessary to complete the brackets, etc., to the extent not filed as part of this filing.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 698-3526. Thank you.

Best regards,

/s/ Allison Fumai

Allison Fumai